Organisation	12 Months Ended
Dec. 31, 2025
General information about financial statements [Abstract]
Organisation	Organisation
The Equinor group (Equinor) consists of Equinor ASA
and its subsidiaries. Equinor ASA is incorporated and
domiciled in Norway and listed on the Oslo Børs
(Norway) and the New York Stock Exchange (USA).
The address of its registered office is Forusbeen 50,
NO-4035 Stavanger, Norway.
Equinor’s objective is to develop, produce and market
various forms of energy and derived products and
services, as well as other businesses. The activities
may also be carried out through participation in or
cooperation with other companies. Equinor Energy AS,
a 100% owned operating subsidiary of Equinor ASA and
owner of all of Equinor's oil and gas activities and net
assets on the Norwegian continental shelf, is co-obligor
or guarantor for certain debt obligations of Equinor ASA.
The Consolidated financial statements of Equinor for
the full year 2025 were approved for issuance by the
board of directors on 09 March 2026 and is subject to
approval by the annual general meeting on 12 May
2026.